Provision for Employee Severance Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring And Related Activities [Abstract]
Provision for employee severance benefits beginning balance	$ 300
Provision for the year	14,017	1,877	180
Payments during the year	(3,314)	(1,577)
Provision for employee severance benefits ending balance	$ 11,003	$ 300